UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03175

Exact name of registrant as specified in charter:	Prudential Sector Funds, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	11/30/2014

Date of reporting period:	2/28/2014

Item 1. Schedule of Investments

Prudential Financial Services Fund

Schedule of Investments

as of February 28, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.2%
COMMON STOCKS — 95.0%
Asset Management & Custody Banks — 6.9%
Banca Generali SpA (Italy)	152,017	$ 4,955,700
CETIP SA — Mercados Organizados (Brazil)	626,200	6,676,618
EFG International AG (Switzerland)*	389,161	5,309,758
Julius Baer Group Ltd. (Switzerland)*	269,124	12,594,243

		29,536,319

Data Processing & Outsourced Services — 1.7%
Higher One Holdings, Inc.*	922,000	7,376,000

Diversified Banks — 44.6%
Asia Sermkij Leasing PCL, NVDR (Thailand)	3,974,400	2,149,064
Banco ABC Brasil SA (Brazil)*	26,949	129,300
Banco Bilbao Vizcaya Argentaria SA (Spain)	417,593	5,159,158
Banco do Estado do Rio Grande do Sul SA (Brazil)	978,200	4,755,936
Banco Santander Brasil SA (Brazil), ADR(a)	649,860	3,223,306
Bangkok Bank PCL (Thailand)	760,500	4,017,211
BNP Paribas SA (France)	190,879	15,591,445
Canadian Imperial Bank of Commerce (Canada)	188,778	15,800,546
Citigroup, Inc.	226,283	11,004,142
Credit Agricole SA (France)	641,254	10,152,581
DNB ASA (Norway)	794,395	14,379,499
Erste Group Bank AG (Austria)	170,655	6,040,972
Hana Financial Group, Inc. (South Korea)	106,730	4,175,117
JPMorgan Chase & Co.	171,590	9,749,744
KBC Groep NV (Belgium)	211,026	13,345,698
Metropolitan Bank & Trust (Philippines)	2,372,520	4,367,414
Mizrahi Tefahot Bank Ltd. (Israel)	327,696	4,064,682
National Bank of Canada (Canada)	364,600	14,632,732
Santander Consumer USA Holdings, Inc.*	92,000	2,330,360
Shinhan Financial Group Co. Ltd. (South Korea)	99,790	4,164,034
Societe Generale SA (France)	249,952	16,585,885
Standard Chartered PLC (United Kingdom)	889,929	18,838,203
Turkiye Sinai Kalkinma Bankasi A.S. (Turkey)	7,993,566	6,234,786

		190,891,815

Diversified Capital Markets — 2.0%
UBS AG (Switzerland)*	399,525	8,547,030

Investment Banking & Brokerage — 1.7%
Atlas Mara Co-Nvest Ltd. (British Virgin Islands)*	491,298	5,750,643
Avanza Bank Holding AB (Sweden)	39,277	1,548,648

		7,299,291

Life & Health Insurance — 7.0%
Delta Lloyd NV (Netherlands)	536,071	15,270,565
Discovery Ltd. (South Africa)	998,439	7,363,740
Sony Financial Holdings, Inc. (Japan)	212,700	3,441,202
Storebrand ASA (Norway)*	600,016	3,788,674

		29,864,181

Multi-Line Insurance — 7.1%
Ageas (Belgium)	90,642	4,146,444
AXA SA (France)	441,836	11,508,649
Hartford Financial Services Group, Inc. (The)	415,700	14,628,483

		30,283,576

Other Diversified Financial Services — 4.7%
Challenger Ltd. (Australia)	1,873,814	10,420,718
ING Groep NV CVA (Netherlands)*	661,164	9,601,467

		20,022,185

Property & Casualty Insurance — 5.7%
ACE Ltd. (Switzerland)	75,300	7,369,611
Direct Line Insurance Group PLC (United Kingdom)	2,027,863	8,982,946
XL Group PLC (Ireland)	269,900	8,204,960

		24,557,517

Regional Banks — 6.2%
BS Financial Group, Inc. (South Korea)	370,920	5,531,198
Citizens & Northern Corp.	37,068	738,394
DGB Financial Group, Inc. (South Korea)	393,550	6,053,386
Gronlandsbanken (Denmark)	16,651	2,100,080
Spar Nord Bank A/S (Denmark)	454,979	4,837,544
SpareBank 1 SR Bank ASA (Norway)	707,712	7,361,452

		26,622,054

Specialized Finance — 0.8%
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	679,200	3,479,805

Thrifts & Mortgage Finance — 6.6%
Federal Agricultural Mortgage Corp., (Class C Stock)	124,400	3,913,624
First National Financial Corp. (Canada)	203,700	4,764,590
Genworth MI Canada, Inc. (Canada)	186,328	6,057,805
Home Capital Group, Inc. (Canada)(a)	176,121	13,755,029

		28,491,048

TOTAL COMMON STOCKS (cost $316,433,763)		406,970,821

PREFERRED STOCK — 1.1%
Diversified Banks
Banco ABC Brasil SA (PRFC) (Brazil) (cost $6,510,479)	1,017,853	4,883,611

	Units
WARRANTS*(b) — 0.1%
Diversified Banks
Atlas Mara Co-Nvest Ltd. (British Virgin Islands) expiring 12/17/17 (cost $4,913)	491,298	338,995

TOTAL LONG-TERM INVESTMENTS (cost $322,949,155)		412,193,427

SHORT-TERM INVESTMENT — 9.4%

	Shares
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $40,271,154; includes $17,374,926 of cash collateral received for securities on loan)(c)(d)	40,271,154	40,271,154

TOTAL INVESTMENTS — 105.6% (cost $363,220,309)(e)		452,464,581
Liabilities in excess of other assets — (5.6)%		(23,994,558)

NET ASSETS — 100.0%		$428,470,023

The following abbreviations are used in the portfolio descriptions:

ADR	American Depositary Receipt
CVA	Certificate Van Anadelen (Bearer)
NVDR	Non-Voting Depository Receipt
PRFC	Preference Shares

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $16,741,807; cash collateral of $17,374,926 (included with liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	The amount represents the fair value of derivative instruments subject to equity contracts risk exposure as of February 28, 2014.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$363,617,411

Appreciation	95,931,164
Depreciation	(7,083,994)

Net Unrealized Appreciation	$88,847,170

The book basis may differ from tax basis due to certain tax related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$10,420,718	$—
Austria	—	6,040,972	—
Belgium	—	17,492,142	—
Brazil	14,785,160	—	—
British Virgin Islands	5,750,643	—	—
Canada	55,010,702	—	—
Denmark	—	6,937,624	—
France	—	53,838,560	—
Ireland	8,204,960	—	—
Israel	—	4,064,682	—
Italy	—	4,955,700	—
Japan	—	6,921,007	—
Netherlands	—	24,872,032	—
Norway	—	25,529,625	—
Philippines	—	4,367,414	—
South Africa	—	7,363,740	—
South Korea	—	19,923,735	—
Spain	—	5,159,158	—
Sweden	—	1,548,648	—
Switzerland	12,679,369	21,141,273	—
Thailand	—	6,166,275	—
Turkey	—	6,234,786	—
United Kingdom	—	27,821,149	—
United States	49,740,747	—	—
Preferred Stock
Brazil	4,883,611	—	—
Warrants	338,995	—	—
Affiliated Money Market Mutual Fund	40,271,154	—	—

Total	$191,665,341	$260,799,240	$—

Fair value of Level 2 investments at November 30, 2013 was $220,469,818. An amount of $10,244,655 was transferred from Level 1 into Level 2 at February 28, 2014 as a result of fair valuing such foreign securities using third party vendor modeling tools. An amount of $5,020,954 was transferred from Level 2 into Level 1 at February 28, 2014 as a result of using quoted prices in active market for such foreign securities. Such fair values are used to reflect the impact of significant market movements between the time at which the Fund normally values its securities and the earlier closing of foreign markets.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The country allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2014 was as follows:

United States	21.0%
Canada	12.8
France	12.6
Switzerland	7.9
United Kingdom	6.5
Norway	6.0
Netherlands	5.8
South Korea	4.7
Brazil	4.6
Belgium	4.1
Australia	2.4
Ireland	1.9
South Africa	1.7
Denmark	1.6
Japan	1.6

Turkey	1.5
Thailand	1.4
British Virgin Islands	1.4
Austria	1.4
Spain	1.2
Italy	1.2
Philippines	1.0
Israel	0.9
Sweden	0.4

105.6
Liabilities in excess of other assets	(5.6)

100.0%

Prudential Jennison Health Sciences Fund

Schedule of Investments

as of February 28, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.0%
COMMON STOCKS — 95.8%
Biotechnology — 48.9%
ACADIA Pharmaceuticals, Inc.*(a)	889,900	$ 25,184,170
Acceleron Pharma, Inc.*	49,316	2,314,400
Agios Pharmaceuticals, Inc.*(a)	123,489	3,860,266
Alexion Pharmaceuticals, Inc.*	713,145	126,084,036
Alnylam Pharmaceuticals, Inc.*	757,583	61,546,043
Arrowhead Research Corp.*(a)	261,554	5,084,610
Auspex Pharmaceuticals, Inc.*	212,166	5,240,500
BioCryst Pharmaceuticals, Inc.*(a)	317,900	3,716,251
Biogen Idec, Inc.*	246,945	84,129,223
BioMarin Pharmaceutical, Inc.*	1,752,708	141,969,348
Bluebird Bio, Inc.*(a)	441,112	11,248,356
Cara Therapeutics, Inc.*	251,221	4,743,053
Celgene Corp.*	112,847	18,140,155
Celldex Therapeutics, Inc.*(a)	2,637,771	77,075,669
Chimerix, Inc.*(a)	383,485	7,669,700
Conatus Pharmaceuticals, Inc.*(a)	595,529	6,681,835
Eagle Pharmaceuticals, Inc.(a)	71,102	978,364
Eagle Pharmaceuticals, Inc., Private Placement (original cost $7,113,712; purchased 08/11/08-02/12/14)*(b)(c)	612,811	8,048,142
Fibrocell Science, Inc.*(a)	1,681,393	9,567,126
Flexion Therapeutics, Inc.*	83,877	1,543,337
Genocea Biosciences, Inc.*	141,444	2,074,983
Gilead Sciences, Inc.*	754,522	62,466,876
Incyte Corp. Ltd.*(a)	1,607,959	103,327,445
Intercept Pharmaceuticals, Inc.*	257,681	105,778,051
Isis Pharmaceuticals, Inc.*(a)	1,444,868	73,688,268
Kindred Biosciences, Inc.*	351,588	7,931,825
KYTHERA Biopharmaceuticals, Inc.*(a)	176,918	8,840,592
MacroGenics, Inc.*	87,988	3,079,580
Merrimack Pharmaceuticals, Inc.*(a)	3,798,562	18,916,839
OvaScience, Inc., Reg D, PIPE*(b)	459,488	4,957,876
Portola Pharmaceuticals, Inc.*(a)	634,971	15,486,943
Prothena Corp. PLC (Ireland)*	342,774	12,343,292
PTC Therapeutics, Inc.*(a)	661,723	20,751,633
Puma Biotechnology, Inc.*	324,213	37,693,003
Receptos, Inc.*	146,399	6,790,718
Regulus Therapeutics, Inc.*(a)	319,659	3,589,771
Retrophin, Inc.*(a)	317,938	5,617,964
Sangamo BioSciences, Inc.*(a)	1,080,655	19,667,921
Synta Pharmaceuticals Corp.*(a)	2,599,873	16,067,215
Targacept, Inc.*	597,605	2,946,193
Tetraphase Pharmaceuticals, Inc.*	641,015	8,717,804
TG Therapeutics, Inc.*(a)	404,922	2,672,485
Ultragenyx Pharmaceutical, Inc.	128,103	7,143,023
Ultragenyx Pharmaceutical, Inc., Private Placement (original cost $3,699,999; purchased 12/19/12)*(b)(c)	426,232	22,763,214
uniQure BV (Netherlands)*	56,579	933,554
Verastem, Inc.*(a)	444,512	5,943,125
Vertex Pharmaceuticals, Inc.*	1,436,140	116,126,280
XOMA Corp.*	999,369	8,354,725
ZIOPHARM Oncology, Inc.*(a)	1,501,767	6,397,527

		1,315,893,309

Drug Retail — 1.0%
Rite Aid Corp.*	4,263,837	28,098,686

Health Care Distributors — 1.9%
McKesson Corp.	282,583	50,031,320

Health Care Equipment — 1.8%
GenMark Diagnostics, Inc.*(a)	1,777,085	22,142,479
Novadaq Technologies, Inc. (Canada)*(a)	891,020	18,176,808
PW Medtech Group Ltd. 144A (China)*(b)	6,695,452	3,049,087
Tandem Diabetes Care, Inc.*	64,996	1,673,647
Tornier NV (Netherlands)*	202,999	3,897,581

		48,939,602

Health Care Facilities — 4.9%
Acadia Healthcare Co., Inc.*(a)	531,869	26,295,603
HCA Holdings, Inc.*	1,356,472	69,451,366
Universal Health Services, Inc. (Class B Stock)	434,385	34,872,428

		130,619,397

Health Care Services — 2.1%
Envision Healthcare Holdings, Inc.*	707,522	23,815,191
Healthways, Inc.*(a)	1,763,713	26,385,146
Premier, Inc.*	197,300	6,599,685

		56,800,022

Health Care Supplies — 0.7%
Derma Sciences, Inc.*(a)	910,180	13,370,544
InspireMD, Inc. (United Kingdom)*(a)	1,559,932	4,882,587

		18,253,131

Health Care Technology — 0.5%
Allscripts Healthcare Solutions, Inc.*	715,211	13,281,468

Life Sciences Tools & Services — 4.8%
Bruker Corp.*	506,914	11,527,224
Fluidigm Corp.*	669,117	31,348,131
ICON PLC (Ireland)*	146,527	6,863,325
Illumina, Inc.*(a)	332,596	57,036,888
Quintiles Transnational Holdings, Inc.*	57,259	3,100,575
WuXi PharmaTech Cayman, Inc. (China), ADR*	471,748	18,143,428

		128,019,571

Managed Health Care — 3.6%
Centene Corp.*	505,251	32,174,384
Cigna Corp.	336,070	26,747,811
Molina Healthcare, Inc.*(a)	332,569	12,531,200
UnitedHealth Group, Inc.	336,410	25,994,401

		97,447,796

Pharmaceuticals — 25.6%
AbbVie, Inc.	423,851	21,578,254
Actavis PLC*	167,495	36,986,246
Aerie Pharmaceuticals, Inc.*	229,246	5,265,781
Allergan, Inc.	325,831	41,380,537
Aratana Therapeutics, Inc.*	883,102	20,638,094
AstraZeneca PLC (United Kingdom), ADR	806,143	54,624,250
Bristol-Myers Squibb Co.	1,274,099	68,508,303
CFR Pharmaceuticals SA (Chile)(b)	31,451,227	6,414,369
CFR Pharmaceuticals SA, 144A (Chile), ADR*(b)	726,966	14,853,224
Corcept Therapeutics, Inc.*(a)	1,814,010	5,949,953
GW Pharmaceuticals PLC (United Kingdom), ADR*	113,389	7,473,469
Medicines Co. (The)*	871,797	26,633,398
Merck & Co., Inc.	1,110,321	63,277,194
Mylan, Inc.*(a)	499,989	27,784,389
Novo Nordisk A/S (Denmark), ADR	478,535	22,744,768

Pacira Pharmaceuticals, Inc.*(a)	629,041	49,216,168
Perrigo Co. PLC	221,890	36,487,592
Revance Therapeutics, Inc.*	62,797	1,691,123
Roche Holding AG (Switzerland)	287,488	88,517,595
Shire PLC (Ireland), ADR	310,635	51,301,370
Teva Pharmaceutical Industries Ltd. (Israel), ADR	571,101	28,492,229
XenoPort, Inc.*	433,254	2,707,837
Zoetis, Inc.	236,789	7,345,195

		689,871,338

TOTAL COMMON STOCKS (cost $1,379,297,258)		2,577,255,640

PREFERRED STOCK — 0.1%
Health Care Equipment
ControlRad Systems, Inc., Private Placement, Reg D, Series A (original cost $2,400,000; purchased 08/31/12)*(b)(c) (cost $2,400,000)	4,084,064	3,479,570

	Units
WARRANTS*†— 0.1%
Biotechnology
OncoGenex Pharmaceutical, Inc., expiring 10/19/15, Private Placement (original cost $0; purchased 10/19/10)(b)(c)	77,140	5,648

Health Care Equipment
SANUWAVE Health, Inc., expiring 04/08/16, Private Placement (original cost $0; purchased 04/08/11)(b)(c)	787,690	—

Health Care Supplies — 0.1%
Derma Sciences, Inc., expiring 06/23/16, Private Placement (original cost $47,950; purchased 06/17/11)(b)(c)	342,500	1,696,582

TOTAL WARRANTS (cost $47,950)		1,702,230

TOTAL LONG-TERM INVESTMENTS (cost $1,381,745,208)		2,582,437,440

	Shares
SHORT-TERM INVESTMENT — 22.8%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $614,159,464; includes $454,321,640 of cash collateral received for securities on loan)(d)(e)	614,159,464	614,159,464

TOTAL INVESTMENTS — 118.8% (cost $1,995,904,672)(f)		3,196,596,904
Liabilities in excess of other assets — (18.8)%		(506,151,685)

NET ASSETS 100.0%		$2,690,445,219

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
PIPE	Private Investment in Public Entity
Reg D	Security was purchased pursuant to Regulation D under the Securities Act of 1933, providing exemption from the registration requirements. Unless otherwise noted, Regulation D securities are deemed to be liquid.

*	Non-income producing security.
†	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of February 28, 2014.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $416,898,709; cash collateral of $454,321,640 (included with liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Indicates a security or securities that have been deemed illiquid.
(c)	Indicates a restricted security; the aggregate original cost of such securities is $13,261,661. The aggregate value of $35,993,156, is approximately 1.3% of net assets.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund.
(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(f)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$1,999,470,503

Appreciation	1,212,304,514
Depreciation	(15,178,113)

Net Unrealized Appreciation	$1,197,126,401

The book basis may differ from tax basis due to certain tax related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Biotechnology	$1,280,124,077	$4,957,876	$30,811,356
Drug Retail	28,098,686	—	—
Health Care Distributors	50,031,320	—	—
Health Care Equipment	45,890,515	3,049,087	—
Health Care Facilities	130,619,397	—	—
Health Care Services	56,800,022	—	—
Health Care Supplies	18,253,131	—	—
Health Care Technology	13,281,468	—	—
Life Sciences Tools & Services	128,019,571	—	—
Managed Health Care	97,447,796	—	—
Pharmaceuticals	601,353,743	88,517,595	—
Preferred Stock
Health Care Equipment	—	—	3,479,570
Warrants
Biotechnology	—	—	5,648
Health Care Supplies	—	—	1,696,582
Affiliated Money Market Mutual Fund	614,159,464	—	—

Total	$3,064,079,190	$96,524,558	$35,993,156

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks	Preferred Stocks	Warrants
Balance as of 11/30/13	$7,146,168	$17,637,219	$711,031
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)*	16,577,445	76,262	991,199
Purchase	14,233,911	—	—
Sales	—	(14,233,911)	—
Accrued discount/premium	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	(7,146,168)	—	—

Balance as of 2/28/14	$30,811,356	$3,479,570	$1,702,230

*	Of which, $17,644,906 was included in Net Assets relating to securities held at the reporting period end.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. At the reporting period end, there was one common stock transferred out of Level 3 as a result of being traded on an exchange.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board of Directors, which contain unobservable inputs. Included in the table, under Level 3 securities, are converted common stocks priced at the exchange official closing price with a liquidity discount amortized over the lock up period of such shares, and one preferred stock that was fair valued using the original cost adjusted for daily changes in indices deemed directly or indirectly correlated to the security. For certain warrants received in a private placement offering, the valuation was based on the Black Scholes method with adjustment to the volatility factor which is deemed to be a significant unobservable input.

Prudential Jennison Utility Fund

Schedule of Investments

as of February 28, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.7%
COMMON STOCKS
Alternative Carriers — 0.6%
Intelsat SA*(a)	1,063,861	$ 21,107,002

Cable & Satellite — 4.9%
Charter Communications, Inc. (Class A Stock)*(a)	362,439	45,946,392
Comcast Corp. (Class A Stock)	1,358,876	70,240,300
Liberty Global PLC (United Kingdom) (Class C Stock)*	581,695	49,246,299

		165,432,991

Electric Utilities — 25.9%
Alupar Investimento SA (Brazil)*	339,835	2,556,643
Alupar Investimento SA, 144A (Brazil)*	1,615,985	12,157,362
American Electric Power Co., Inc.	1,809,180	90,820,836
Cleco Corp.	766,862	37,905,989
Duke Energy Corp.	939,701	66,606,007
Edison International	987,126	51,695,789
ITC Holdings Corp.	791,390	81,196,614
Korea Electric Power Corp. (Korea), ADR(a)	2,388,209	41,339,898
NextEra Energy, Inc.	1,109,728	101,418,042
Northeast Utilities	1,897,618	84,349,120
OGE Energy Corp.	2,673,570	96,248,520
Portland General Electric Co.(a)	1,795,221	57,088,028
PPL Corp.	2,120,415	68,468,200
Westar Energy, Inc.(a)	1,273,792	43,589,162
Xcel Energy, Inc.	1,122,439	33,998,677

		869,438,887

Independent Power Producers & Energy Traders — 9.6%
AES Corp.	2,957,037	40,363,555
Calpine Corp.*	4,470,076	85,154,948
China Hydroelectric Corp. (China), ADR*	6,303,216	21,493,966
Drax Group PLC (United Kingdom)	5,496,348	74,180,993
NRG Energy, Inc.	3,509,189	102,012,124

		323,205,586

Integrated Telecommunication Services — 4.0%
Frontier Communications Corp.(a)	9,322,624	45,494,405
Maxcom Telecomunicaciones SAB de CV (Mexico), ADR*	1,706,000	2,951,380
Telecom Italia SpA (Italy)	14,665,620	16,658,216
Verizon Communications, Inc.	721,942	34,350,000
Vivendi SA (France)	1,236,390	35,256,475

		134,710,476

Multi-Utilities — 17.8%
Alliant Energy Corp.	1,279,110	69,378,926
Ameren Corp.	1,652,908	66,794,012
CenterPoint Energy, Inc.	2,841,784	67,208,192
CMS Energy Corp.	2,409,556	68,503,677
Dominion Resources, Inc.	1,259,276	87,393,754
National Grid PLC (United Kingdom), ADR(a)	495,521	34,587,366
NiSource, Inc.	2,585,920	90,041,735
PG&E Corp.	283,016	12,469,685
Sempra Energy	1,054,219	99,592,069

		595,969,416

Oil & Gas Storage & Transportation — 26.7%
Cheniere Energy, Inc.*	2,903,181	143,504,237
Cheniere Energy Partners LP Holdings, LLC	1,748,646	34,535,759

Crosstex Energy, Inc.	393,624	16,386,567
Enbridge, Inc. (Canada)	1,524,275	64,423,435
Enbridge, Inc. Reg D, Private Placement (Canada)	269,740	11,400,553
Energy Transfer Equity LP	2,447,882	106,850,049
MarkWest Energy Partners LP	669,083	42,720,950
ONEOK, Inc.	1,778,150	105,159,791
Plains GP Holdings LP (Class A Stock)(a)	1,380,976	38,667,328
SemGroup Corp. (Class A Stock)	956,497	64,391,378
Targa Resources Corp.	1,645,276	159,196,906
Western Gas Equity Partners LP(a)	880,784	37,856,096
Williams Cos., Inc. (The)	1,736,270	71,707,951

		896,801,000

Railroads — 0.7%
Union Pacific Corp.	133,289	24,042,670

Specialized REITs — 1.5%
American Tower Corp.	589,113	47,995,036

Water Utilities — 1.8%
American Water Works Co., Inc.	1,342,536	60,199,314

Wireless Telecommunication Services — 5.2%
Crown Castle International Corp.*	539,847	40,974,388
PT Tower Bersama Infrastructure Tbk, 144A (Indonesia)	15,834,959	8,529,141
SBA Communications Corp. (Class A Stock)*(a)	1,065,825	101,434,565
Vodafone Group PLC (United Kingdom), ADR	589,185	24,492,432

		175,430,526

TOTAL LONG-TERM INVESTMENTS (cost $2,230,906,530)		3,314,332,904

SHORT-TERM INVESTMENT — 9.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $313,767,157; includes $284,397,510 of cash collateral received for securities on loan)(b)(c)	313,767,157	313,767,157

TOTAL INVESTMENTS — 108.1% (cost $2,544,673,687)(d)		3,628,100,061
Liabilities in excess of other assets — (8.1)%		(271,598,996)

NET ASSETS — 100.0%		$3,356,501,065

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
Reg D	Security was purchased pursuant to Regulation D under the Securities Act of 1933, providing exemption from the registration requirements. Unless otherwise noted, Regulation D securities are deemed to be liquid.
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $278,903,465; cash collateral of $284,397,510 (included with liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund.

(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$2,518,054,524

Appreciation	1,203,740,167
Depreciation	(93,694,630)

Net Unrealized Appreciation	$1,110,045,537

The book basis may differ from tax basis due to certain tax related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Alternative Carriers	$21,107,002	$—	$—
Cable & Satellite	165,432,991	—	—
Electric Utilities	857,281,525	12,157,362	—
Independent Power Producers & Energy Traders	249,024,593	74,180,993	—
Integrated Telecommunication Services	82,795,785	51,914,691	—
Multi-Utilities	595,969,416	—	—
Oil & Gas Storage & Transportation	885,400,447	11,400,553	—
Railroads	24,042,670	—	—
Specialized REIT’s	47,995,036	—	—
Water Utilities	60,199,314	—	—
Wireless Telecommunication Services	166,901,385	8,529,141	—
Affiliated Money Market Mutual Fund	313,767,157	—	—

Total	$3,469,917,321	$158,182,740	$—

Notes to Schedules of Investments (Unaudited)

Security Valuation: The Funds hold securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price; they are classified as Level 1 in the fair value hierarchy except for exchange-traded and cleared swaps which are classified as Level 2 in the fair value hierarchy, as the prices are not public.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Funds invest in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Each Fund may hold up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted Securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Sector Funds, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund
Date April 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date April 18, 2014

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date April 18, 2014

*	Print the name and title of each signing officer under his or her signature.